Report Of The Directors Financial Review Risk Report - Own funds (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Common equity tier 1 (‘CET1’) capital: instruments and reserves
Capital instruments and the related share premium accounts	£ 1,217	£ 797
Retained earnings	16,177	15,511
Accumulated other comprehensive income (and other reserves)	4,010	2,931
Minority interests (amount allowed in consolidated CET1)	72	57
Independently reviewed interim net profits net of any foreseeable charge or dividend	(1,459)	625
Common equity tier 1 capital before regulatory adjustments	20,017	19,921
Common equity tier 1 capital: regulatory adjustments [Abstract]
Total regulatory adjustments to common equity tier 1	(833)	(958)
Common equity tier 1 capital	19,184	18,963
Additional tier 1 capital before regulatory adjustments	3,942	3,906
Total regulatory adjustments to additional tier 1 capital	(49)	(44)
Additional tier 1 capital	3,893	3,862
Tier 1 capital	23,077	22,825
Tier 2 capital before regulatory adjustments	13,559	11,591
Total regulatory adjustments to tier 2 capital	(449)	(424)
Tier 2 capital	13,110	11,167
Total capital	£ 36,187	£ 33,992